Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	[1]	$ 15,061	$ 15,479	$ 17,923
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	8,854	9,377	11,190
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[2]	$ 6,248	$ 6,265	$ 7,202

[1]	The fair value of the transferred assets is $14,815 (April 30, 2025 – $15,524 and October 31, 2024 – $18,092) and the fair value of the associated liabilities is $14,966 (April 30, 2025 – $15,481 and October 31, 2024 – $17,692) for a net position of $(151) (April 30, 2025 – $43 and October 31, 2024 – $400).
[2]	These include cash held in trust and trust-permitted investment assets, including repurchase-type transactions of mortgage-backed securities, included in the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.